Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,722,971,303.00
Previously Paid Amount	0.00
Total Fee Amount	376,042.34
Total Offset Amount	376,042.34
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A